Derivative Financial Instruments - Additional Information (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Gain (loss) in fair value of derivative financial instruments	$ 1,455,000	$ (4,605,000)	$ (870,000)	$ (4,385,000)	$ 0